JPMorgan Intermediate Bond Trust
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 28.1%
U.S. Treasury Bonds 6.13%, 8/15/2029	500	606
U.S. Treasury Notes
0.13%, 6/30/2023	1,600	1,565
1.13%, 2/28/2025	1,500	1,438
0.25%, 7/31/2025	1,600	1,479
2.25%, 11/15/2025	500	491
0.75%, 5/31/2026	3,000	2,766
1.13%, 10/31/2026	3,000	2,788
0.38%, 9/30/2027	580	509
0.50%, 10/31/2027	2,500	2,204
1.25%, 3/31/2028	450	411
1.25%, 9/30/2028	800	724
3.13%, 11/15/2028	1,600	1,621
0.63%, 5/15/2030	1,000	843
0.63%, 8/15/2030	600	503
0.88%, 11/15/2030	80	68
U.S. Treasury STRIPS Bonds
3.05%, 11/15/2022 (a)	700	696
2.34%, 8/15/2023 (a)	1,890	1,842
2.74%, 2/15/2024 (a)	1,206	1,158
2.34%, 5/15/2024 (a)	200	191
3.13%, 5/15/2025 (a)	200	185
2.49%, 5/15/2026 (a)	200	179
3.85%, 8/15/2026 (a)	47	42
3.95%, 11/15/2026 (a)	300	265
3.16%, 2/15/2027 (a)	100	88
4.34%, 8/15/2027 (a)	100	86
4.31%, 11/15/2027 (a)	140	120
3.34%, 2/15/2028 (a)	53	45
2.66%, 5/15/2028 (a)	10	8
3.56%, 8/15/2028 (a)	200	167
Total U.S. Treasury Obligations (Cost $24,168)		23,088
Corporate Bonds — 26.8%
Aerospace & Defense — 1.1%
Boeing Co. (The)
1.43%, 2/4/2024	70	67
4.88%, 5/1/2025	54	55
2.20%, 2/4/2026	86	79
3.10%, 5/1/2026	250	238
L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	69
Leidos, Inc. 2.30%, 2/15/2031	100	83
Northrop Grumman Corp. 2.93%, 1/15/2025	150	149
Raytheon Technologies Corp. 4.13%, 11/16/2028	100	102
Textron, Inc. 3.00%, 6/1/2030	100	89
		931

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	14	11
Automobiles — 0.7%
Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (b)	150	144
General Motors Co. 6.13%, 10/1/2025	50	53
Hyundai Capital America 2.85%, 11/1/2022 (b)	200	200
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (b)	200	191
		588
Banks — 3.8%
Bank of America Corp.
3.30%, 1/11/2023	90	91
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	42	42
Series L, 3.95%, 4/21/2025	154	155
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	60	55
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	250	239
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	250	218
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	150
Citigroup, Inc.
4.40%, 6/10/2025	115	116
4.45%, 9/29/2027	50	50
(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	350	308
Citizens Financial Group, Inc. 2.64%, 9/30/2032	50	41
Fifth Third Bancorp 2.38%, 1/28/2025	64	62
HSBC Holdings plc (United Kingdom)
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	200	189
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200	179
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	246
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	216
Societe Generale SA (France) 4.25%, 4/14/2025 (b)	200	200
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (b)	200	204
US Bancorp Series X, 3.15%, 4/27/2027	68	67
Wells Fargo & Co.
3.00%, 2/19/2025	99	98
4.10%, 6/3/2026	21	21
4.30%, 7/22/2027	30	30
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	170	165
		3,142
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	165	172
Constellation Brands, Inc. 2.88%, 5/1/2030	11	10
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	18	18
PepsiCo, Inc. 1.63%, 5/1/2030	33	28
		228
Biotechnology — 0.4%
AbbVie, Inc. 4.25%, 11/14/2028	100	101

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Amgen, Inc.
1.65%, 8/15/2028	43	38
3.35%, 2/22/2032	35	33
Biogen, Inc. 2.25%, 5/1/2030	40	34
Gilead Sciences, Inc.
3.50%, 2/1/2025	25	25
3.65%, 3/1/2026	57	57
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	23
		311
Capital Markets — 1.8%
Blackstone Secured Lending Fund 3.65%, 7/14/2023	55	55
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	48
Charles Schwab Corp. (The) 3.23%, 9/1/2022	40	40
Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032 (c)	150	125
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	150	134
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	80	75
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	149	145
Invesco Finance plc 3.75%, 1/15/2026	125	125
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	100	101
Morgan Stanley
(SOFR + 0.47%), 0.56%, 11/10/2023 (c)	83	82
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	127	116
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	150	146
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	90	74
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	17	16
S&P Global, Inc. 2.90%, 3/1/2032 (b)	44	40
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	200	170
		1,492
Chemicals — 0.3%
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (b)	40	35
LYB International Finance III LLC 2.25%, 10/1/2030	75	64
Mosaic Co. (The) 3.25%, 11/15/2022	21	21
PPG Industries, Inc. 1.20%, 3/15/2026	37	34
RPM International, Inc. 2.95%, 1/15/2032	17	15
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	109
		278
Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	196
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	21	18
2.35%, 1/15/2032	69	56
		74

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	76
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland) 4.13%, 7/3/2023	200	200
American Express Co. 2.55%, 3/4/2027	38	36
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	120	117
4.25%, 4/15/2026 (b)	90	86
2.53%, 11/18/2027 (b)	334	288
Capital One Financial Corp. (SOFR + 1.29%), 2.64%, 3/3/2026 (c)	42	41
General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	162
		930
Containers & Packaging — 0.3%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	41	37
Packaging Corp. of America 3.00%, 12/15/2029	100	92
WRKCo, Inc. 3.00%, 9/15/2024	80	79
		208
Diversified Financial Services — 0.6%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	10	10
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	200
ORIX Corp. (Japan) 2.90%, 7/18/2022	81	81
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	200	203
		494
Diversified Telecommunication Services — 0.0% ^
Verizon Communications, Inc. 2.10%, 3/22/2028	25	23
Electric Utilities — 2.2%
American Electric Power Co., Inc. 2.30%, 3/1/2030	100	87
Baltimore Gas and Electric Co. 2.80%, 8/15/2022	43	43
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	193
Duke Energy Corp. 3.75%, 4/15/2024	150	151
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	51	43
2.78%, 1/7/2032 (b)	14	12
Edison International 4.13%, 3/15/2028	50	48
Entergy Mississippi LLC 2.85%, 6/1/2028	186	175
Evergy Metro, Inc. 3.15%, 3/15/2023	47	47
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	100	94
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	39	35
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	88
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	28	28
1.96%, 6/27/2030 (b)	29	24
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	37	33
OGE Energy Corp. 0.70%, 5/26/2023	18	18
Pacific Gas and Electric Co.
3.25%, 2/16/2024	100	99

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
4.55%, 7/1/2030	75	70
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	132	124
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	83	84
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	20
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	167	146
Virginia Electric and Power Co. 3.45%, 2/15/2024	21	21
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	100	100
		1,783
Electrical Equipment — 0.2%
Eaton Corp. 3.10%, 9/15/2027	140	136
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	16
3.88%, 1/12/2028	100	98
		114
Energy Equipment & Services — 0.1%
Halliburton Co. 3.80%, 11/15/2025	2	2
Schlumberger Investment SA 2.65%, 6/26/2030	94	85
		87
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	22	22
Walt Disney Co. (The) 7.70%, 10/30/2025	50	56
		78
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	30	24
American Campus Communities Operating Partnership LP 2.25%, 1/15/2029	57	53
American Tower Corp.
5.00%, 2/15/2024	38	39
1.45%, 9/15/2026	72	64
1.50%, 1/31/2028	68	58
AvalonBay Communities, Inc.
3.35%, 5/15/2027	28	27
2.45%, 1/15/2031	100	89
Boston Properties LP 3.20%, 1/15/2025	152	150
Brixmor Operating Partnership LP
3.85%, 2/1/2025	50	50
2.25%, 4/1/2028	10	9
Corporate Office Properties LP 2.00%, 1/15/2029	26	22
Crown Castle International Corp. 2.25%, 1/15/2031	72	60
Equinix, Inc. 2.00%, 5/15/2028	37	33
Essex Portfolio LP 1.65%, 1/15/2031	53	43
Extra Space Storage LP 2.35%, 3/15/2032	100	82
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	52	50
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	68	61

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
2.00%, 3/15/2031	29	23
Healthpeak Properties, Inc.
3.40%, 2/1/2025	3	3
2.13%, 12/1/2028	28	25
Kilroy Realty LP 2.65%, 11/15/2033	70	56
Life Storage LP 2.20%, 10/15/2030	25	21
Mid-America Apartments LP 1.70%, 2/15/2031	36	29
Office Properties Income Trust
2.65%, 6/15/2026	17	15
2.40%, 2/1/2027	70	60
3.45%, 10/15/2031	29	23
Physicians Realty LP 2.63%, 11/1/2031	37	31
Public Storage 2.25%, 11/9/2031	36	31
Realty Income Corp. 3.65%, 1/15/2028	150	147
Sabra Health Care LP 3.20%, 12/1/2031	52	43
Safehold Operating Partnership LP 2.80%, 6/15/2031	88	74
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	150	148
SITE Centers Corp. 3.63%, 2/1/2025	12	12
UDR, Inc. 2.10%, 8/1/2032	48	39
Ventas Realty LP
3.75%, 5/1/2024	44	44
3.50%, 2/1/2025	27	27
4.13%, 1/15/2026	17	17
3.25%, 10/15/2026	45	44
Welltower, Inc. 4.50%, 1/15/2024	100	101
WP Carey, Inc.
2.40%, 2/1/2031	12	10
2.25%, 4/1/2033	100	80
		2,017
Food & Staples Retailing — 0.2%
7-Eleven, Inc. 1.30%, 2/10/2028 (b)	80	68
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	50	48
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	38	41
		157
Food Products — 0.6%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	51
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	47
Campbell Soup Co.
3.95%, 3/15/2025	50	50
2.38%, 4/24/2030	74	64
Cargill, Inc. 4.00%, 6/22/2032 (b)	75	75
Kellogg Co. 3.40%, 11/15/2027	95	92
Smithfield Foods, Inc.
5.20%, 4/1/2029 (b)	7	7

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
3.00%, 10/15/2030 (b)	18	16
Tyson Foods, Inc. 3.95%, 8/15/2024	73	74
		476
Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	42	38
ONE Gas, Inc. 2.00%, 5/15/2030	26	22
		60
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 1.96%, 2/11/2031	50	41
Health Care Providers & Services — 0.5%
Cigna Corp. 3.50%, 6/15/2024	72	73
CommonSpirit Health 2.78%, 10/1/2030	50	44
HCA, Inc. 4.13%, 6/15/2029	150	145
Humana, Inc. 3.95%, 3/15/2027	50	50
UnitedHealth Group, Inc. 2.30%, 5/15/2031	73	65
Universal Health Services, Inc.
2.65%, 10/15/2030 (b)	40	34
2.65%, 1/15/2032 (b)	15	12
		423
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	100	88
McDonald's Corp. 2.13%, 3/1/2030	58	51
		139
Household Durables — 0.2%
Lennar Corp. 5.25%, 6/1/2026	140	144
Insurance — 1.1%
Aon Global Ltd. 3.88%, 12/15/2025	143	144
Assurant, Inc. 4.20%, 9/27/2023	90	91
Athene Global Funding
1.45%, 1/8/2026 (b)	68	62
1.73%, 10/2/2026 (b)	82	73
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	38	36
CNA Financial Corp.
3.95%, 5/15/2024	52	52
4.50%, 3/1/2026	38	39
Corebridge Financial, Inc. 3.65%, 4/5/2027 (b)	80	78
F&G Global Funding 2.30%, 4/11/2027 (b)	50	46
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	144
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150	169
		934
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 3.60%, 4/13/2032	100	99
eBay, Inc. 2.60%, 5/10/2031	100	86
		185

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.1%
Global Payments, Inc.
2.15%, 1/15/2027	45	41
3.20%, 8/15/2029	50	45
		86
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	75	72
Machinery — 0.0% ^
Otis Worldwide Corp. 2.57%, 2/15/2030	44	39
Media — 0.7%
Charter Communications Operating LLC
4.91%, 7/23/2025	160	163
2.30%, 2/1/2032	50	39
Comcast Corp.
3.38%, 2/15/2025	77	78
3.38%, 8/15/2025	80	80
3.15%, 3/1/2026	16	16
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	67	55
Fox Corp. 4.71%, 1/25/2029	35	35
Paramount Global 4.00%, 1/15/2026	100	101
		567
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	60	51
Steel Dynamics, Inc. 1.65%, 10/15/2027	33	29
		80
Multiline Retail — 0.2%
Dollar General Corp. 4.13%, 5/1/2028	109	109
Kohl's Corp. 3.38%, 5/1/2031	86	77
		186
Multi-Utilities — 0.4%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	29	27
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	155
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	16	13
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	99
Puget Energy, Inc. 2.38%, 6/15/2028	17	15
WEC Energy Group, Inc. 3.55%, 6/15/2025	20	20
		329
Oil, Gas & Consumable Fuels — 1.9%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	100	99
BP Capital Markets America, Inc. 2.72%, 1/12/2032	150	135
Cameron LNG LLC 2.90%, 7/15/2031 (b)	84	76
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	50	52
Chevron USA, Inc. 3.85%, 1/15/2028	100	102
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	60	59
Diamondback Energy, Inc. 3.25%, 12/1/2026	100	99

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	56
Energy Transfer LP
3.60%, 2/1/2023	28	28
4.90%, 2/1/2024	61	62
4.05%, 3/15/2025	50	50
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	114	100
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	40	38
3.45%, 10/15/2027 (b)	50	47
HF Sinclair Corp.
2.63%, 10/1/2023 (b)	12	12
5.88%, 4/1/2026 (b)	40	41
Marathon Petroleum Corp. 4.70%, 5/1/2025	105	108
MPLX LP
3.38%, 3/15/2023	32	32
4.25%, 12/1/2027	27	27
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	22	19
ONEOK Partners LP
3.38%, 10/1/2022	12	12
5.00%, 9/15/2023	28	28
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	40	41
Phillips 66 1.30%, 2/15/2026	28	26
Pioneer Natural Resources Co.
1.13%, 1/15/2026	50	46
1.90%, 8/15/2030	72	60
Plains All American Pipeline LP 4.65%, 10/15/2025	30	30
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	20
Targa Resources Corp. 4.20%, 2/1/2033	14	13
Williams Cos., Inc. (The) 2.60%, 3/15/2031	50	43
		1,561
Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	64
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	22	22
1.45%, 11/13/2030	100	84
Mylan, Inc. 4.55%, 4/15/2028	75	74
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	171
Zoetis, Inc. 2.00%, 5/15/2030	80	69
		484
Road & Rail — 0.9%
CSX Corp. 3.25%, 6/1/2027	162	158
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	60
Norfolk Southern Corp. 2.55%, 11/1/2029	150	136
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	200	202

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	110	101
3.25%, 3/15/2032	51	44
		701
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc. 3.19%, 11/15/2036 (b)	57	46
Marvell Technology, Inc. 2.95%, 4/15/2031	52	45
Microchip Technology, Inc.
0.97%, 2/15/2024	72	69
0.98%, 9/1/2024 (b)	50	47
NXP BV (China) 2.50%, 5/11/2031	100	84
QUALCOMM, Inc. 4.25%, 5/20/2032	32	33
Xilinx, Inc. 2.38%, 6/1/2030	50	44
		368
Software — 0.6%
Intuit, Inc. 1.65%, 7/15/2030	125	105
Oracle Corp. 2.88%, 3/25/2031	168	143
Roper Technologies, Inc.
3.80%, 12/15/2026	15	15
1.40%, 9/15/2027	174	153
VMware, Inc.
1.40%, 8/15/2026	25	22
1.80%, 8/15/2028	15	13
Workday, Inc. 3.50%, 4/1/2027	30	30
		481
Specialty Retail — 0.2%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	50	44
AutoZone, Inc. 1.65%, 1/15/2031	83	67
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	62	61
		172
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 5.30%, 10/1/2029	100	102
Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	84	68
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	198
		266
Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.00%, 9/15/2023	250	248
3.63%, 12/1/2027	100	94
Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	100	99
		441
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (b)	100	95

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
3.88%, 4/15/2030	150	144
2.25%, 11/15/2031	100	83
		322
Total Corporate Bonds (Cost $23,479)		22,013
Collateralized Mortgage Obligations — 14.7%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	415	425
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	59	50
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034 ‡	7	5
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 2.80%, 6/20/2034 (d)	5	5
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	13	13
Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (d)	65	60
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	—
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (d)	4	4
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	2	2
FHLMC - GNMA Series 24, Class ZE, 6.25%, 11/25/2023	2	2
FHLMC, REMIC
Series 1343, Class LA, 8.00%, 8/15/2022	—	—
Series 2512, Class PG, 5.50%, 10/15/2022	2	2
Series 2535, Class BK, 5.50%, 12/15/2022	—	—
Series 1470, Class F, 1.06%, 2/15/2023 (d)	—	—
Series 2568, Class KG, 5.50%, 2/15/2023	6	6
Series 1466, Class PZ, 7.50%, 2/15/2023	2	2
Series 1491, Class I, 7.50%, 4/15/2023	1	1
Series 1798, Class F, 5.00%, 5/15/2023	1	1
Series 1518, Class G, IF, 7.99%, 5/15/2023 (d)	1	1
Series 1541, Class O, 1.69%, 7/15/2023 (d)	1	1
Series 1608, Class L, 6.50%, 9/15/2023	4	4
Series 1602, Class SA, HB, IF, 20.95%, 10/15/2023 (d)	—	—
Series 2283, Class K, 6.50%, 12/15/2023	1	1
Series 1671, Class L, 7.00%, 2/15/2024	1	1
Series 1706, Class K, 7.00%, 3/15/2024	7	7
Series 2033, Class SN, HB, IF, 30.80%, 3/15/2024 (d)	—	—
Series 1720, Class PL, 7.50%, 4/15/2024	16	16
Series 2306, Class K, PO, 5/15/2024	1	1
Series 2306, Class SE, IF, IO, 7.71%, 5/15/2024 (d)	2	—
Series 1745, Class D, 7.50%, 8/15/2024	2	2
Series 1927, Class PH, 7.50%, 1/15/2027	20	22
Series 1981, Class Z, 6.00%, 5/15/2027	7	8
Series 1987, Class PE, 7.50%, 9/15/2027	3	3
Series 2038, Class PN, IO, 7.00%, 3/15/2028	3	—
Series 2040, Class PE, 7.50%, 3/15/2028	15	16

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2063, Class PG, 6.50%, 6/15/2028	18	19
Series 2064, Class TE, 7.00%, 6/15/2028	3	3
Series 2075, Class PM, 6.25%, 8/15/2028	14	14
Series 2075, Class PH, 6.50%, 8/15/2028	14	15
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	5	—
Series 2125, Class JZ, 6.00%, 2/15/2029	9	9
Series 2169, Class TB, 7.00%, 6/15/2029	39	43
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2172, Class QC, 7.00%, 7/15/2029	17	19
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	6	6
Series 2210, Class Z, 8.00%, 1/15/2030	20	22
Series 2224, Class CB, 8.00%, 3/15/2030	6	7
Series 2256, Class MC, 7.25%, 9/15/2030	10	12
Series 2259, Class ZM, 7.00%, 10/15/2030	12	13
Series 2271, Class PC, 7.25%, 12/15/2030	10	12
Series 2296, Class PD, 7.00%, 3/15/2031	6	7
Series 2344, Class ZD, 6.50%, 8/15/2031	99	107
Series 2344, Class ZJ, 6.50%, 8/15/2031	15	16
Series 2345, Class NE, 6.50%, 8/15/2031	8	9
Series 2351, Class PZ, 6.50%, 8/15/2031	8	9
Series 2410, Class OE, 6.38%, 2/15/2032	7	8
Series 2410, Class NG, 6.50%, 2/15/2032	8	8
Series 2410, Class QX, IF, IO, 7.78%, 2/15/2032 (d)	6	1
Series 2412, Class SP, IF, 14.35%, 2/15/2032 (d)	20	22
Series 2423, Class MC, 7.00%, 3/15/2032	7	7
Series 2423, Class MT, 7.00%, 3/15/2032	13	14
Series 2444, Class ES, IF, IO, 7.08%, 3/15/2032 (d)	14	2
Series 2450, Class SW, IF, IO, 7.13%, 3/15/2032 (d)	6	1
Series 2435, Class CJ, 6.50%, 4/15/2032	49	54
Series 2441, Class GF, 6.50%, 4/15/2032	14	15
Series 2455, Class GK, 6.50%, 5/15/2032	20	21
Series 2450, Class GZ, 7.00%, 5/15/2032	22	24
Series 2466, Class DH, 6.50%, 6/15/2032	17	19
Series 2474, Class NR, 6.50%, 7/15/2032	18	19
Series 2484, Class LZ, 6.50%, 7/15/2032	27	30
Series 2500, Class MC, 6.00%, 9/15/2032	25	27
Series 2543, Class YX, 6.00%, 12/15/2032	55	59
Series 2575, Class ME, 6.00%, 2/15/2033	103	111
Series 2586, Class WI, IO, 6.50%, 3/15/2033	8	1
Series 2990, Class SL, HB, IF, 21.29%, 6/15/2034 (d)	5	5
Series 3611, PO, 7/15/2034	12	11
Series 2990, Class UZ, 5.75%, 6/15/2035	337	361
Series 3117, Class EO, PO, 2/15/2036	30	26
Series 3117, Class OK, PO, 2/15/2036	3	3
Series 3122, Class OH, PO, 3/15/2036	23	20
Series 3152, Class MO, PO, 3/15/2036	76	66
Series 3607, Class AO, PO, 4/15/2036	18	16

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3137, Class XP, 6.00%, 4/15/2036	45	49
Series 3819, Class ZQ, 6.00%, 4/15/2036	117	128
Series 3149, Class SO, PO, 5/15/2036	5	4
Series 3171, Class MO, PO, 6/15/2036	18	16
Series 3179, Class OA, PO, 7/15/2036	10	9
Series 3202, Class HI, IF, IO, 5.78%, 8/15/2036 (d)	96	14
Series 3232, Class ST, IF, IO, 5.83%, 10/15/2036 (d)	18	3
Series 3417, Class EO, PO, 11/15/2036	165	147
Series 3316, Class JO, PO, 5/15/2037	3	2
Series 3607, Class OP, PO, 7/15/2037	98	83
Series 3481, Class SJ, IF, IO, 4.98%, 8/15/2038 (d)	51	6
Series 3680, Class MA, 4.50%, 7/15/2039	8	8
Series 4096, Class HA, 2.00%, 12/15/2041	109	105
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	211	209
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.50%, 7/25/2032 (d)	18	18
Series T-76, Class 2A, 1.51%, 10/25/2037 (d)	68	66
Series T-51, Class 2A, 7.50%, 8/25/2042 (d)	17	19
Series T-54, Class 2A, 6.50%, 2/25/2043	168	185
Series T-54, Class 3A, 7.00%, 2/25/2043	54	58
Series T-56, Class A5, 5.23%, 5/25/2043	398	416
Series T-58, Class A, PO, 9/25/2043	10	8
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	16	18
Series 2005-W3, Class 2AF, 1.23%, 3/25/2045 (d)	55	55
FNMA, REMIC
Series G92-35, Class E, 7.50%, 7/25/2022	—	—
Series 1996-59, Class J, 6.50%, 8/25/2022	—	—
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	—
Series G93-5, Class Z, 6.50%, 2/25/2023	—	—
Series 1993-37, Class PX, 7.00%, 3/25/2023	3	3
Series 1993-25, Class J, 7.50%, 3/25/2023	1	1
Series 1998-4, Class C, PO, 4/25/2023	—	—
Series 1998-43, Class EA, PO, 4/25/2023	5	5
Series 1993-54, Class Z, 7.00%, 4/25/2023	1	1
Series 1993-62, Class SA, IF, 15.57%, 4/25/2023 (d)	—	—
Series 1993-122, Class M, 6.50%, 7/25/2023	—	—
Series 1996-14, Class SE, IF, IO, 7.86%, 8/25/2023 (d)	4	—
Series 1993-178, Class PK, 6.50%, 9/25/2023	1	1
Series 1993-165, Class SD, IF, 10.35%, 9/25/2023 (d)	—	—
Series 1993-183, Class KA, 6.50%, 10/25/2023	13	14
Series 1993-189, Class PL, 6.50%, 10/25/2023	5	5
Series 1994-9, Class E, PO, 11/25/2023	—	—
Series 1993-247, Class SA, HB, IF, 21.59%, 12/25/2023 (d)	2	2
Series G95-1, Class C, 8.80%, 1/25/2025	2	2
Series 2005-121, Class DX, 5.50%, 1/25/2026	58	59
Series 1997-20, IO, 1.84%, 3/25/2027 (d)	1	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (d)	2	—

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-27, Class J, 7.50%, 4/18/2027	4	4
Series 1997-29, Class J, 7.50%, 4/20/2027	5	5
Series 1997-39, Class PD, 7.50%, 5/20/2027	9	10
Series 2012-47, Class HF, 1.41%, 5/25/2027 (d)	35	35
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	2	2
Series 2000-2, Class ZE, 7.50%, 2/25/2030	20	22
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	16	2
Series 2001-36, Class DE, 7.00%, 8/25/2031	19	21
Series 2001-49, Class Z, 6.50%, 9/25/2031	4	5
Series 2001-44, Class PD, 7.00%, 9/25/2031	3	4
Series 2003-52, Class SX, IF, 19.93%, 10/25/2031 (d)	5	6
Series 2004-74, Class SW, IF, 13.63%, 11/25/2031 (d)	14	16
Series 2001-81, Class LO, PO, 1/25/2032	2	2
Series 2002-1, Class SA, HB, IF, 21.92%, 2/25/2032 (d)	2	3
Series 2002-21, Class PE, 6.50%, 4/25/2032	11	11
Series 2002-28, Class PK, 6.50%, 5/25/2032	11	11
Series 2002-37, Class Z, 6.50%, 6/25/2032	14	15
Series 2004-61, Class SH, IF, 19.97%, 11/25/2032 (d)	16	20
Series 2003-22, Class UD, 4.00%, 4/25/2033	50	51
Series 2003-34, Class GE, 6.00%, 5/25/2033	118	127
Series 2003-39, IO, 6.00%, 5/25/2033 (d)	3	—
Series 2003-47, Class PE, 5.75%, 6/25/2033	52	55
Series 2003-64, Class SX, IF, 11.75%, 7/25/2033 (d)	5	6
Series 2003-71, Class DS, IF, 6.40%, 8/25/2033 (d)	54	53
Series 2005-56, Class TP, IF, 15.13%, 8/25/2033 (d)	18	19
Series 2003-91, Class SD, IF, 10.82%, 9/25/2033 (d)	4	5
Series 2003-116, Class SB, IF, IO, 6.59%, 11/25/2033 (d)	38	5
Series 2006-44, Class P, PO, 12/25/2033	15	13
Series 2003-130, Class SX, IF, 10.01%, 1/25/2034 (d)	1	1
Series 2004-25, Class SA, IF, 16.76%, 4/25/2034 (d)	17	20
Series 2004-46, Class SK, IF, 13.73%, 5/25/2034 (d)	12	13
Series 2004-36, Class SA, IF, 16.76%, 5/25/2034 (d)	27	33
Series 2004-50, Class VZ, 5.50%, 7/25/2034	169	179
Series 2005-74, Class CS, IF, 17.25%, 5/25/2035 (d)	12	13
Series 2005-45, Class DC, HB, IF, 20.62%, 6/25/2035 (d)	26	30
Series 2005-56, Class S, IF, IO, 5.70%, 7/25/2035 (d)	16	2
Series 2005-68, Class PG, 5.50%, 8/25/2035	97	103
Series 2005-73, Class PS, IF, 14.19%, 8/25/2035 (d)	45	49
Series 2005-106, Class US, HB, IF, 20.88%, 11/25/2035 (d)	29	33
Series 2006-27, Class OH, PO, 4/25/2036	22	20
Series 2006-65, Class QO, PO, 7/25/2036	14	12
Series 2006-56, Class FC, 1.30%, 7/25/2036 (d)	92	91
Series 2006-72, Class GO, PO, 8/25/2036	20	19
Series 2006-79, Class DO, PO, 8/25/2036	16	15
Series 2006-77, Class PC, 6.50%, 8/25/2036	26	29
Series 2006-110, PO, 11/25/2036	24	21
Series 2006-124, Class HB, 2.00%, 11/25/2036 (d)	44	46

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-14, Class ES, IF, IO, 5.43%, 3/25/2037 (d)	18	2
Series 2007-81, Class GE, 6.00%, 8/25/2037	42	45
Series 2007-79, Class SB, HB, IF, 20.33%, 8/25/2037 (d)	18	23
Series 2007-88, Class VI, IF, IO, 5.53%, 9/25/2037 (d)	51	8
Series 2007-91, Class ES, IF, IO, 5.45%, 10/25/2037 (d)	138	21
Series 2007-116, Class HI, IO, 0.90%, 1/25/2038 (d)	23	1
Series 2008-16, Class IS, IF, IO, 5.19%, 3/25/2038 (d)	7	1
Series 2008-10, Class XI, IF, IO, 5.22%, 3/25/2038 (d)	11	1
Series 2008-28, Class QS, IF, 17.68%, 4/25/2038 (d)	17	21
Series 2008-46, Class HI, IO, 1.12%, 6/25/2038 (d)	16	1
Series 2013-25, Class DC, 2.50%, 6/25/2039	166	163
Series 2009-69, PO, 9/25/2039	26	23
Series 2009-103, Class MB, 2.56%, 12/25/2039 (d)	27	28
Series 2010-71, Class HJ, 5.50%, 7/25/2040	58	62
Series 2011-118, Class MT, 7.00%, 11/25/2041	71	80
Series 2011-118, Class NT, 7.00%, 11/25/2041	67	75
Series 2013-101, Class DO, PO, 10/25/2043	137	115
Series 2013-128, PO, 12/25/2043	111	92
Series 2019-65, Class PA, 2.50%, 5/25/2048	188	180
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 35.17%, 7/25/2037 (d)	4	6
Series 2003-W4, Class 2A, 5.07%, 10/25/2042 (d)	10	11
Series 2003-W1, Class 1A1, 4.89%, 12/25/2042 (d)	54	55
FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.22%, 10/25/2037 (d)	15	17
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	—
Series 300, Class 1, PO, 9/25/2024	4	4
Series 329, Class 1, PO, 1/25/2033	2	2
GNMA
Series 2003-24, PO, 3/16/2033	4	4
Series 2003-40, Class TJ, 6.50%, 3/20/2033	95	98
Series 2003-52, Class AP, PO, 6/16/2033	27	25
Series 2004-28, Class S, IF, 17.26%, 4/16/2034 (d)	7	8
Series 2004-71, Class SB, HB, IF, 24.91%, 9/20/2034 (d)	12	15
Series 2004-90, Class SI, IF, IO, 5.17%, 10/20/2034 (d)	73	6
Series 2005-68, Class DP, IF, 14.33%, 6/17/2035 (d)	13	14
Series 2005-68, Class KI, IF, IO, 5.37%, 9/20/2035 (d)	126	17
Series 2006-38, Class ZK, 6.50%, 8/20/2036	221	233
Series 2006-59, Class SD, IF, IO, 5.77%, 10/20/2036 (d)	15	1
Series 2007-17, Class JI, IF, IO, 5.94%, 4/16/2037 (d)	57	9
Series 2007-27, Class SA, IF, IO, 5.27%, 5/20/2037 (d)	72	5
Series 2007-45, Class QA, IF, IO, 5.71%, 7/20/2037 (d)	60	5
Series 2007-40, Class SB, IF, IO, 5.82%, 7/20/2037 (d)	97	10
Series 2007-53, Class ES, IF, IO, 5.62%, 9/20/2037 (d)	16	1
Series 2007-53, Class SW, IF, 17.42%, 9/20/2037 (d)	12	14
Series 2009-79, Class OK, PO, 11/16/2037	47	42
Series 2007-76, Class SA, IF, IO, 5.60%, 11/20/2037 (d)	31	2
Series 2007-72, Class US, IF, IO, 5.62%, 11/20/2037 (d)	30	2

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-106, Class ST, IF, IO, 5.07%, 2/20/2038 (d)	99	9
Series 2008-33, Class XS, IF, IO, 6.83%, 4/16/2038 (d)	20	2
Series 2008-40, Class SA, IF, IO, 5.53%, 5/16/2038 (d)	62	7
Series 2008-55, Class SA, IF, IO, 5.27%, 6/20/2038 (d)	37	2
Series 2008-50, Class KB, 6.00%, 6/20/2038	75	80
Series 2008-93, Class AS, IF, IO, 4.77%, 12/20/2038 (d)	42	3
Series 2009-6, Class SA, IF, IO, 5.23%, 2/16/2039 (d)	10	—
Series 2009-31, Class TS, IF, IO, 5.37%, 3/20/2039 (d)	29	1
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	18	3
Series 2009-22, Class SA, IF, IO, 5.34%, 4/20/2039 (d)	48	4
Series 2009-92, Class ZC, 5.00%, 10/20/2039	260	272
Series 2011-137, Class WA, 5.60%, 7/20/2040 (d)	124	135
Series 2010-105, Class B, 5.00%, 8/20/2040	330	346
Series 2010-130, Class CP, 7.00%, 10/16/2040	31	35
Series 2013-91, Class WA, 4.46%, 4/20/2043 (d)	300	304
Series 2012-H24, Class FA, 0.89%, 3/20/2060 (d)	4	4
Series 2013-H03, Class FA, 0.74%, 8/20/2060 (d)	—	—
Series 2012-H21, Class DF, 1.09%, 5/20/2061 (d)	1	1
Series 2012-H26, Class MA, 0.99%, 7/20/2062 (d)	1	1
Series 2012-H29, Class FA, 0.95%, 10/20/2062 (d)	202	201
Series 2014-H15, Class FA, 0.94%, 7/20/2064 (d)	462	460
Series 2015-H15, Class FJ, 0.88%, 6/20/2065 (d)	436	433
Series 2015-H18, Class FA, 0.89%, 6/20/2065 (d)	260	258
Series 2015-H20, Class FA, 0.91%, 8/20/2065 (d)	394	392
Series 2015-H26, Class FG, 0.96%, 10/20/2065 (d)	456	453
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	19	33
Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033 ‡	—	—
JPMorgan Mortgage Trust
Series 2003-A1, Class 1A1, 2.03%, 10/25/2033 (d)	101	96
Series 2006-A2, Class 5A3, 2.28%, 11/25/2033 (d)	21	20
Series 2006-A2, Class 4A1, 2.44%, 8/25/2034 (d)	7	7
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (d)	21	21
Series 2004-3, Class 4A2, 2.28%, 4/25/2034 (d)	7	7
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	29
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	55	54
Series 2004-7, Class 30, PO, 8/25/2034 ‡	5	4
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	8	6
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (b)	4	3
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 1.63%, 10/25/2028 (d)	48	46
Series 2004-A, Class A1, 1.47%, 4/25/2029 (d)	14	13
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (d)	23	21
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7	7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	2	2

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-A1, Class A2, 6.00%, 5/25/2033	7	7
RALI Trust Series 2002-QS16, Class A3, IF, 14.52%, 10/25/2017 (d)	—	—
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (b)	30	18
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	189	189
Series 2017-4, Class M60C, 3.50%, 6/25/2057	261	260
Series 2018-2, Class M55D, 4.00%, 11/25/2057	188	189
Series 2019-1, Class MT, 3.50%, 7/25/2058	361	355
Series 2019-3, Class M55D, 4.00%, 10/25/2058	59	59
Series 2019-4, Class M55D, 4.00%, 2/25/2059	214	215
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	257	257
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	11	12
Series 1994-1, Class 1, 4.94%, 2/15/2024 (d)	17	17
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	62	66
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	19	20
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	87	93
Series 1998-1, Class 2E, 7.00%, 3/15/2028	22	23
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 3.19%, 6/25/2033 (d)	21	21
Series 2004-AR3, Class A2, 3.05%, 6/25/2034 (d)	10	10
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	65	62
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	—
Total Collateralized Mortgage Obligations (Cost $12,136)		12,126
Asset-Backed Securities — 9.8%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	82	77
Ally Auto Receivables Trust Series 2019-1, Class A3, 2.91%, 9/15/2023	3	3
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	61	55
Series 2021-1, Class B, 3.95%, 7/11/2030	75	66
American Credit Acceptance Receivables Trust
Series 2022-1, Class A, 0.99%, 12/15/2025 (b)	88	87
Series 2022-2, Class A, 2.66%, 2/13/2026 (b)	70	70
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A3, 1.11%, 8/19/2024	18	18
Series 2020-2, Class A3, 0.66%, 12/18/2024	14	14
Series 2021-1, Class A3, 0.37%, 8/18/2025	86	85
Series 2020-3, Class B, 0.76%, 12/18/2025	75	73
Series 2021-2, Class B, 0.69%, 1/19/2027	55	52
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	100	92
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	116	112
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	100	96
BA Credit Card Trust
Series 2019-A1, Class A1, 1.74%, 1/15/2025	230	230
Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	85
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	51	49

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CarMax Auto Owner Trust
Series 2019-1, Class A3, 3.05%, 3/15/2024	26	26
Series 2020-1, Class A3, 1.89%, 12/16/2024	55	55
Series 2020-3, Class A3, 0.62%, 3/17/2025	62	61
Series 2021-1, Class A3, 0.34%, 12/15/2025	41	40
Series 2022-2, Class A3, 3.49%, 2/16/2027	76	76
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	90	86
Series 2021-P4, Class A4, 1.64%, 12/10/2027	150	142
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (b)	46	46
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	63	61
CPS Auto Receivables Trust Series 2021-B, Class B, 0.81%, 12/15/2025 (b)	100	98
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/2028 (b)	84	84
Series 2020-1A, Class A, 2.01%, 2/15/2029 (b)	149	148
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	250	241
Drive Auto Receivables Trust
Series 2021-1, Class A3, 0.44%, 11/15/2024	11	11
Series 2020-2, Class B, 1.42%, 3/17/2025	7	7
Series 2021-3, Class B, 1.11%, 5/15/2026	28	27
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024 (b)	65	65
Series 2021-1A, Class B, 0.62%, 9/15/2025 (b)	20	20
Series 2022-1A, Class A, 1.58%, 4/15/2026 (b)	163	162
Series 2022-2A, Class A, 2.88%, 6/15/2026 (b)	126	126
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	95	90
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	57	52
Exeter Automobile Receivables Trust
Series 2022-1A, Class A2, 1.15%, 6/17/2024	135	134
Series 2020-3A, Class B, 0.79%, 9/16/2024	7	7
Series 2021-1A, Class B, 0.50%, 2/18/2025	46	46
Series 2021-2A, Class B, 0.57%, 9/15/2025	55	54
Series 2021-4A, Class B, 1.05%, 5/15/2026	74	72
Series 2022-2A, Class D, 4.56%, 7/17/2028	75	74
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	13	12
Flagship Credit Auto Trust
Series 2020-4, Class A, 0.53%, 4/15/2025 (b)	57	56
Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	105	105
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	99	96
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	167	164
Series 2022-2, Class A3, 4.03%, 12/15/2026 (b)	200	200
Series 2021-3, Class A, 0.36%, 7/15/2027 (b)	95	93
Ford Credit Auto Lease Trust
Series 2020-B, Class A4, 0.69%, 10/15/2023	47	47
Series 2021-A, Class A3, 0.26%, 2/15/2024	72	72
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	156	140
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡	11	9

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (b)	107	105
Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	66	62
GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	32	31
GM Financial Automobile Leasing Trust
Series 2021-1, Class A4, 0.33%, 2/20/2025	78	76
Series 2022-2, Class A3, 3.42%, 6/20/2025	82	82
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.35%, 10/16/2025	34	33
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	6	6
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 ‡ (b)	100	96
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	73	73
Hyundai Auto Lease Securitization Trust Series 2020-B, Class A3, 0.51%, 9/15/2023 (b)	99	98
Mercedes-Benz Auto Lease Trust Series 2021-A, Class A3, 0.25%, 1/16/2024	58	58
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	98	90
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	100	87
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (b)	130	124
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	35	34
Santander Drive Auto Receivables Trust
Series 2022-1, Class A2, 1.36%, 12/16/2024	175	174
Series 2020-3, Class B, 0.69%, 3/17/2025	19	19
Series 2021-1, Class B, 0.50%, 4/15/2025	146	145
Series 2021-3, Class B, 0.60%, 12/15/2025	102	101
Series 2020-4, Class C, 1.01%, 1/15/2026	50	49
Series 2021-2, Class C, 0.90%, 6/15/2026	74	73
Series 2022-3, Class A3, 3.40%, 12/15/2026	73	73
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (b)	34	33
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (e)	22	18
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	36	34
Tesla Auto Lease Trust
Series 2019-A, Class A3, 2.16%, 10/20/2022 (b)	43	43
Series 2021-B, Class A4, 0.63%, 9/22/2025 (b)	51	48
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A3, 1.66%, 5/15/2024	97	97
Series 2021-A, Class A3, 0.26%, 5/15/2025	131	128
Series 2020-C, Class A4, 0.57%, 10/15/2025	56	54
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	91	83
Series 2018-1, Class A, 3.70%, 3/1/2030	104	93
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	70	69
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)	54	53
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 ‡ (b) (e)	57	54
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (b) (e)	76	72
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (b) (e)	72	69
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (b) (e)	98	93
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (b) (e)	73	69
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (b) (e)	101	98
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 ‡ (b) (e)	109	104

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westlake Automobile Receivables Trust
Series 2020-3A, Class B, 0.78%, 11/17/2025 (b)	90	89
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	72	68
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	67	67
Series 2021-A, Class A3, 0.30%, 1/15/2026	123	120
Series 2022-B, Class A3, 3.25%, 7/15/2027	140	140
World Omni Automobile Lease Securitization Trust
Series 2021-A, Class A3, 0.42%, 8/15/2024	67	65
Series 2020-B, Class A4, 0.52%, 2/17/2026	60	59
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	49	49
Total Asset-Backed Securities (Cost $8,255)		8,027
Mortgage-Backed Securities — 9.5%
FHLMC
Pool # 785618 ARM, 2.13%, 7/1/2026 (d)	5	5
Pool # 611141 ARM, 2.35%, 1/1/2027 (d)	4	4
Pool # 1G2557 ARM, 2.56%, 6/1/2036 (d)	27	29
Pool # 1A1085 ARM, 2.04%, 8/1/2036 (d)	42	43
Pool # 1Q0105 ARM, 2.00%, 9/1/2036 (d)	11	11
Pool # 1B7242 ARM, 2.35%, 9/1/2036 (d)	32	33
Pool # 1Q0737 ARM, 1.99%, 11/1/2036 (d)	13	13
Pool # 1N1511 ARM, 2.41%, 1/1/2037 (d)	13	13
Pool # 1Q0739 ARM, 2.24%, 3/1/2037 (d)	13	14
Pool # 1Q0722 ARM, 2.52%, 4/1/2038 (d)	16	17
FHLMC Gold Pools, 20 Year Pool # C90985 6.50%, 8/1/2026	3	3
FHLMC Gold Pools, 30 Year
Pool # G00245 8.00%, 8/1/2024	—	—
Pool # C00376 8.00%, 11/1/2024	—	—
Pool # C00414 7.50%, 8/1/2025	1	1
Pool # C00452 7.00%, 4/1/2026	1	1
Pool # G00981 8.50%, 7/1/2028	3	3
Pool # A17537 6.00%, 1/1/2034	16	17
Pool # G02682 7.00%, 2/1/2037	13	14
Pool # Q58054 4.50%, 11/1/2046	145	151
FHLMC Gold Pools, Other
Pool # G20027 10.00%, 10/1/2030	2	2
Pool # U80336 3.50%, 5/1/2033	274	274
Pool # U90690 3.50%, 6/1/2042	100	100
Pool # U90975 4.00%, 6/1/2042	88	90
Pool # U91427 3.50%, 5/1/2043	322	320
FNMA
Pool # 54844 ARM, 2.19%, 9/1/2027 (d)	1	1
Pool # 303532 ARM, 3.83%, 3/1/2029 (d)	1	1
Pool # 745446 ARM, 2.55%, 4/1/2033 (d)	18	19
Pool # 746299 ARM, 2.06%, 9/1/2033 (d)	31	32
Pool # 743546 ARM, 1.73%, 11/1/2033 (d)	32	32
Pool # 735332 ARM, 2.55%, 8/1/2034 (d)	26	27

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 790964 ARM, 1.90%, 9/1/2034 (d)	13	13
Pool # 896463 ARM, 2.49%, 10/1/2034 (d)	33	35
Pool # 816361 ARM, 1.69%, 1/1/2035 (d)	70	69
Pool # 810896 ARM, 2.20%, 1/1/2035 (d)	19	20
Pool # 816594 ARM, 1.86%, 2/1/2035 (d)	11	11
Pool # 816597 ARM, 2.05%, 2/1/2035 (d)	10	10
Pool # 745862 ARM, 2.99%, 4/1/2035 (d)	19	20
Pool # 832801 ARM, 1.90%, 9/1/2035 (d)	30	31
Pool # 843026 ARM, 1.95%, 9/1/2035 (d)	27	28
Pool # 920340 ARM, 3.25%, 2/1/2036 (d)	20	20
Pool # 886558 ARM, 2.02%, 8/1/2036 (d)	8	9
Pool # 893424 ARM, 1.83%, 9/1/2036 (d)	24	24
Pool # 913984 ARM, 1.79%, 2/1/2037 (d)	10	11
Pool # 915645 ARM, 2.27%, 2/1/2037 (d)	17	18
Pool # 887094 ARM, 2.92%, 7/1/2046 (d)	35	37
FNMA UMBS, 15 Year Pool # 995381 6.00%, 1/1/2024	2	2
FNMA UMBS, 30 Year
Pool # 250066 8.00%, 5/1/2024	—	—
Pool # 250103 8.50%, 7/1/2024	1	1
Pool # 303031 7.50%, 10/1/2024	—	—
Pool # 308499 8.50%, 5/1/2025	—	—
Pool # 695533 8.00%, 6/1/2027	4	5
Pool # 313687 7.00%, 9/1/2027	1	1
Pool # 755973 8.00%, 11/1/2028	5	5
Pool # 598559 6.50%, 8/1/2031	10	11
Pool # 995409 8.00%, 11/1/2032	72	78
Pool # 675555 6.00%, 12/1/2032	12	13
Pool # 674349 6.00%, 3/1/2033	8	9
Pool # 702901 6.00%, 5/1/2033	26	28
Pool # 721535 5.00%, 7/1/2033	37	40
Pool # 723852 5.00%, 7/1/2033	12	13
Pool # 729296 5.00%, 7/1/2033	29	31
Pool # 713700 4.50%, 8/1/2033	13	13
Pool # 737825 6.00%, 9/1/2033	7	7
Pool # 725027 5.00%, 11/1/2033	24	26
Pool # 725017 5.50%, 12/1/2033	26	28
Pool # AA0922 6.00%, 9/1/2036	33	36
Pool # 986648 6.00%, 9/1/2037	17	19
Pool # AD9151 5.00%, 8/1/2040	65	69
Pool # BM3375 4.00%, 1/1/2048	145	147
Pool # BK8753 4.50%, 6/1/2049	124	126
Pool # BP6363 3.00%, 4/1/2050	326	312
Pool # CB2637 2.50%, 1/1/2052	78	72
FNMA, 30 Year
Pool # 252409 6.50%, 3/1/2029	5	5
Pool # 752786 6.00%, 9/1/2033	7	7
FNMA, Other
Pool # AM8317 2.96%, 3/1/2025	175	174

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN2309 2.21%, 7/1/2026	444	428
Pool # AM6381 3.29%, 8/1/2026	970	973
Pool # AM7515 3.34%, 2/1/2027	500	507
Pool # BL1040 3.81%, 12/1/2028	150	154
Pool # BL0907 3.88%, 12/1/2028	300	310
Pool # AM6892 3.76%, 9/1/2029	220	224
Pool # BM4162 3.20%, 10/1/2029 (d)	278	276
Pool # BL4333 2.52%, 11/1/2029	390	370
Pool # BS5117 2.58%, 3/1/2032	200	184
Pool # 888408 6.00%, 3/1/2037	9	9
Pool # 257172 5.50%, 4/1/2038	5	5
Pool # MA1125 4.00%, 7/1/2042	134	136
GNMA I, 30 Year
Pool # 352108 7.00%, 8/15/2023	—	—
Pool # 363030 7.00%, 9/15/2023	2	2
Pool # 352022 7.00%, 11/15/2023	—	—
Pool # 366706 6.50%, 1/15/2024	3	3
Pool # 371281 7.00%, 2/15/2024	1	1
Pool # 782507 9.50%, 10/15/2024	—	—
Pool # 780029 9.00%, 11/15/2024	—	—
Pool # 780965 9.50%, 12/15/2025	—	—
Pool # 442119 7.50%, 11/15/2026	1	1
Pool # 411829 7.50%, 7/15/2027	2	2
Pool # 468149 8.00%, 8/15/2028	1	1
Pool # 468236 6.50%, 9/15/2028	27	29
Pool # 486537 7.50%, 9/15/2028	2	2
Pool # 466406 6.00%, 11/15/2028	5	5
Pool # 607645 6.50%, 2/15/2033	7	8
Pool # 781614 7.00%, 6/15/2033	12	13
Pool # 782615 7.00%, 6/15/2035	26	29
Pool # 782025 6.50%, 12/15/2035	36	39
Pool # 681638 6.00%, 12/15/2038	63	67
GNMA II, 30 Year
Pool # 1974 8.50%, 3/20/2025	—	—
Pool # 1989 8.50%, 4/20/2025	1	1
Pool # 2006 8.50%, 5/20/2025	—	—
Pool # 2141 8.00%, 12/20/2025	—	—
Pool # 2234 8.00%, 6/20/2026	1	1
Pool # 2270 8.00%, 8/20/2026	1	1
Pool # 2285 8.00%, 9/20/2026	1	1
Pool # 2324 8.00%, 11/20/2026	—	—
Pool # 2499 8.00%, 10/20/2027	1	1
Pool # 2512 8.00%, 11/20/2027	1	1
Pool # 2525 8.00%, 12/20/2027	1	1
Pool # 2549 7.50%, 2/20/2028	—	—
Pool # 2562 6.00%, 3/20/2028	7	7
Pool # 2633 8.00%, 8/20/2028	—	—
Pool # 2646 7.50%, 9/20/2028	2	2

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 4245 6.00%, 9/20/2038	38	41
Pool # BA7567 4.50%, 5/20/2048	74	75
Pool # BI0416 4.50%, 11/20/2048	111	114
Pool # BM9692 4.50%, 7/20/2049	69	71
Pool # BQ3224 4.50%, 9/20/2049	370	384
Pool # MA7534 2.50%, 8/20/2051	121	114
Pool # MA7649 2.50%, 10/20/2051	38	36
GNMA II, Other Pool # AD0860 3.50%, 11/20/2033	297	299
Total Mortgage-Backed Securities (Cost $7,945)		7,832
Commercial Mortgage-Backed Securities — 7.8%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (d)	145	143
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	280
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KSMC, Class A2, 2.62%, 1/25/2023	500	501
Series KL3L, Class ALNZ, 3.32%, 4/25/2025 (d)	500	500
Series KLU2, Class A7, 2.23%, 9/25/2025 (d)	213	207
Series K737, Class AM, 2.10%, 10/25/2026	305	290
Series K069, Class A2, 3.19%, 9/25/2027 (d)	480	478
Series K081, Class A1, 3.88%, 2/25/2028	98	100
Series K083, Class A2, 4.05%, 9/25/2028 (d)	297	309
Series K088, Class A2, 3.69%, 1/25/2029	480	490
FNMA ACES
Series 2015-M17, Class FA, 1.52%, 11/25/2022 (d)	39	39
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (d)	267	269
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	403	403
Series 2015-M7, Class A2, 2.59%, 12/25/2024	568	563
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (d)	500	493
Series 2020-M50, Class A1, 0.67%, 10/25/2030	283	262
Series 2020-M50, Class A2, 1.20%, 10/25/2030	165	149
Series 2020-M50, Class X1, IO, 1.90%, 10/25/2030 (d)	2,604	246
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (d)	117	100
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	16	16
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (d)	106	12
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	147	124
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	200	191
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	155	136
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	116	116
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	24	24
Total Commercial Mortgage-Backed Securities (Cost $6,590)		6,441
Foreign Government Securities — 0.2%
United Mexican States, 2.66%, 5/24/2031(Cost $199)	200	173
U.S. Government Agency Securities — 0.1%
Resolution Funding Corp. STRIPS DN,3.30%, 1/15/2026 (a)(Cost $54)	60	54

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (f) (g) (Cost $2,269)	2,269	2,269
Total Investments — 99.8% (Cost $85,095)		82,023
Other Assets Less Liabilities — 0.2%		144
NET ASSETS — 100.0%		82,167

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2022.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,461	$566	$8,027
Collateralized Mortgage Obligations	—	12,096	30	12,126
Commercial Mortgage-Backed Securities	—	6,441	—	6,441
Corporate Bonds	—	22,013	—	22,013
Foreign Government Securities	—	173	—	173
Mortgage-Backed Securities	—	7,832	—	7,832
U.S. Government Agency Securities	—	54	—	54
U.S. Treasury Obligations	—	23,088	—	23,088
Short-Term Investments
Investment Companies	2,269	—	—	2,269
Total Investments in Securities	$2,269	$79,158	$596	$82,023
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$124	$—	$(14)	$—(a)	$99	$(28)	$500	$(115)	$566
Collateralized Mortgage Obligations	496	—	(2)	—(a)	—(a)	(3)	—	(461)	30
Total	$620	$—	$(16)	$—(a)	$99	$(31)	$500	$(576)	$596

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(16).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
$566	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (14.84%)
		Constant Default Rate	0.00% - 4.92% (0.08%)

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Yield (Discount Rate of Cash Flows)	5.39% - 6.38% (5.99%)

Asset-Backed Securities	566
	28	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 31.67% (10.26%)
			Constant Default Rate	0.33% - 2.85% (2.28%)
			Yield (Discount Rate of Cash Flows)	6.28% - 10.98% (7.55%)

Collateralized Mortgage Obligations	28
Total	$594

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $2. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$1,357	$6,005	$5,093	$—(c)	$—(c)	$2,269	2,269	$2	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
(c)	Amount rounds to less than one thousand.